Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net earnings	$ 400,500,000	$ 192,600,000	$ 439,100,000
Items not involving cash:
Depreciation and amortization	366,700,000	353,900,000	254,300,000
Goodwill impairment	0	117,900,000	0
Change in right-of-use asset	125,800,000	120,100,000	111,800,000
Non-cash interest expense and accretion	38,200,000	40,500,000	38,400,000
Unrealized change in derivative instruments	(40,600,000)	12,900,000	(20,000,000.0)
Amortization of acquired revenue contracts	15,000,000.0	16,900,000	13,800,000
Loss on debt extinguishment (note 13(e))	127,000,000.0	0	0
(Gain) Loss on sale (note 8)	(16,400,000)	200,000	0
Other	26,200,000	5,900,000	1,500,000
Change in other operating assets and liabilities (note 21)	(98,400,000)	(166,700,000)	(55,900,000)
Cash from operating activities	944,000,000.0	694,200,000	783,000,000.0
Investing activities:
Expenditures for property, plant and equipment and vessels under construction	(1,577,000,000)	(783,500,000)	(332,500,000)
Short-term investments	0	0	2,500,000
Prepayment on vessel purchase	(132,300,000)	(82,200,000)	(13,000,000.0)
Payment on settlement of interest swap agreements	(26,800,000)	(21,800,000)	(126,800,000)
Cash and restricted cash acquired from APR Energy acquisition	0	50,600,000	0
Loss on foreign currency repatriation	(13,900,000)	(18,700,000)	0
Receipt from contingent consideration asset	30,500,000	11,100,000	0
Other assets and liabilities	41,300,000	(15,400,000)	(5,800,000)
Capitalized interest relating to newbuilds	(15,700,000)	0	0
Cash used in investing activities	(1,693,900,000)	(859,900,000)	(475,600,000)
Financing activities:
Repayments of long-term debt and other financing arrangements	(1,474,900,000)	(1,122,200,000)	(1,961,900,000)
Issuance of long-term debt and other financing arrangements	3,152,600,000	1,383,500,000	1,227,300,000
Issuance of Exchangeable Notes	0	201,300,000	0
Purchase of capped call	0	(15,500,000)	0
Redemption of Fairfax Notes	(300,000,000.0)	0	0
Issuance of Fairfax Notes	0	100,000,000.0	250,000,000.0
Proceeds from exercise of warrants	0		250,000,000.0
Redemption of preferred shares	(330,400,000)	0	(47,700,000)
Financing fees	(122,200,000)	(49,100,000)	(27,000,000.0)
Share issuance cost	(100,000)	0	0
Dividends on common shares	(124,600,000)	(120,000,000.0)	(101,800,000)
Dividends on preferred shares	(66,200,000)	(67,100,000)	(70,400,000)
Cash from (used in) financing activities	734,200,000	310,900,000	(481,500,000)
(Decrease) Increase in cash and cash equivalents	(15,700,000)	145,200,000	(174,100,000)
Cash and cash equivalents and restricted cash, beginning of year	342,500,000	197,300,000	371,400,000
Cash and cash equivalents and restricted cash, end of year	$ 326,800,000	$ 342,500,000	$ 197,300,000